SELECTED STATEMENTS OF OPERATIONS DATA (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income:
Interest on short-term bank deposits	$ 1	$ 78	$ 73
Interest on long-term loans to affiliate	56	267	68
Foreign currency transaction adjustments	130	374	220
Other	37	9	24
Total financial income	224	728	385
Expenses:
Bank charges and interest expenses	985	942	1,212
Foreign currency transaction adjustments	194	166	1,168
Interest on long-term loans to others	70	318	156
Other	21	31	12
Total financial expenses	1,270	1,457	2,548
Financial expenses, net	1,046	729	2,163
Other expenses (income), net:
Capital loss (gain)	9	10	(38)
Loss from sale of subsidiaries	0	0	241
Other expenses (income), net	$ 9	$ 10	$ 203